Eaton Vance

Maryland Municipal Income Fund

November 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.5%

Security	Principal Amount (000’s omitted)	Value
Education — 8.3%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,077,430
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	900	981,810
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,090,350
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,212,464
University System of Maryland, 4.00%, 4/1/34	1,000	1,132,110

		$5,494,164

Electric Utilities — 0.8%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$503,245

		$503,245

Escrowed/Prerefunded — 6.4%
Baltimore, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$166,553
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	494,553
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,000	2,035,000
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,498,615

		$4,194,721

General Obligations — 31.0%
Anne Arundel County, 5.00%, 10/1/36	$1,000	$1,231,180
Anne Arundel County, 5.00%, 10/1/44	1,000	1,254,160
Baltimore County, 4.00%, 3/1/40	1,000	1,140,860
Baltimore County, 5.00%, 11/1/31	1,000	1,303,650
Baltimore, 4.00%, 10/15/25	1,350	1,455,637
Caroline County, 3.00%, 1/15/37	1,335	1,374,743
Frederick County, 5.00%, 8/1/24	1,000	1,173,130
Frederick County, 5.00%, 8/1/31	675	913,559
Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,102,540
Montgomery County, 5.00%, 11/1/29	1,000	1,170,120
Montgomery County, (SPA: U.S. Bank, N.A.), 1.13%, 11/1/37(1)	6,170	6,170,000
Washington Suburban Sanitary District, (SPA: TD Bank, N.A.), 1.12%, 6/1/23(2)	1,000	1,000,000
Worcester County, 4.00%, 8/1/33	1,000	1,175,000

		$20,464,579

Security	Principal Amount (000’s omitted)	Value
Hospital — 10.3%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$1,200,440
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,091,970
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,074,690
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/45	1,000	1,121,510
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,171,430
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,163,130

		$6,823,170

Housing — 4.2%
Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,176,410
Maryland Community Development Administration, 4.10%, 9/1/38	500	544,185
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,043,890

		$2,764,485

Industrial Development Revenue — 0.9%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(3)	$580	$597,876

		$597,876

Insured-Education — 0.4%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$270	$277,147

		$277,147

Insured-Escrowed/Prerefunded — 4.9%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,765	$3,203,004

		$3,203,004

Insured-Hospital — 6.1%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$4,033,697

		$4,033,697

Insured-Housing — 0.1%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$75	$88,442

		$88,442

Insured-Water and Sewer — 0.7%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$365	$387,502
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	100	102,565

		$490,067

Other Revenue — 3.3%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,161,180

		$2,161,180

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 5.6%
Howard County, (Vantage House), 5.00%, 4/1/26	$1,285	$1,391,963
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	565,650
Rockville, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,113,660
Washington County, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	500	596,885

		$3,668,158

Special Tax Revenue — 1.5%
Baltimore, (Harbor Point), 3.625%, 6/1/46(3)	$1,000	$1,006,400

		$1,006,400

Transportation — 10.1%
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	$1,000	$1,112,940
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	1,000	1,119,760
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	350	415,656
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	605,400
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,068,370
Maryland Transportation Authority, (AMT), 4.00%, 6/1/35	1,000	1,139,730
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/31	1,000	1,233,550

		$6,695,406

Water and Sewer — 1.9%
Washington Suburban Sanitary District, 5.00%, 6/15/30	$1,000	$1,242,990

		$1,242,990

Total Tax-Exempt Investments — 96.5% (identified cost $60,498,258)		$63,708,731

Other Assets, Less Liabilities — 3.5%		$2,328,934

Net Assets — 100.0%		$66,037,665

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2019, 12.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 11.4% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2019, the aggregate value of these securities is $1,604,276 or 2.4% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at November 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$63,708,731	$—	$63,708,731
Total Investments	$—	$63,708,731	$—	$63,708,731

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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